Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accounts Payable and Accrued Liabilities
26	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2017	December 31, 2016
	RMB	RMB
Trade payables	103,201	80,606
Advances from customers	67,176	60,590
Salaries and welfare payable	6,955	5,396
Accrued expenses	213	123
Dividends payable by subsidiaries to non-controlling shareholders	139	2,356
Interest payable	3,910	4,536
Construction fee and equipment cost payables	121,313	118,011
Loans borrowed from related parties	—	1,432
Other	40,912	37,630

	343,819	310,680

Other consists primarily of customer deposits.

The aging analysis of trade payables at December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
Within 1 year	94,996	74,450
Between 1 and 2 years	4,241	3,293
Between 2 and 3 years	1,894	944
Over 3 years	2,070	1,919

	103,201	80,606